Cover Page - shares	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2020
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ASX
Entity Registrant Name	ASE Technology Holding Co., Ltd.
Entity Central Index Key	0001122411
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		4,331,603,182
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Common Shares
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	TW